Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - Liquidity Risk [Member]	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Financial assets at amortized cost
Cash	RM 9,161,045	$ 2,257,250	RM 474,716
Trade receivables, net	9,975,198	2,457,853	8,409,351
Other receivables	142,730	35,169	2,103,818
Fixed deposits	1,700,892	419,094	1,179,430
Financial liabilities at amortized cost
Trade payables	335,070	82,559
Other payables & accrued liabilities	1,463,610	360,628	422,973
Bank and other borrowings	5,032,533	1,239,999	3,367,302
Lease liabilities	RM 1,360,238	$ 335,158	RM 162,577